Commitments and Contingencies (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 31, 2012 Solyndra LLC item	Dec. 31, 2012 Property, plant and equipment USD ($)	Dec. 31, 2012 Property, plant and equipment CNY	Dec. 31, 2012 Polysilicon USD ($)	Dec. 31, 2012 Polysilicon CNY	Dec. 31, 2012 Other polysilicon Minimum USD ($)	Dec. 31, 2012 Other polysilicon Minimum CNY
Capital Commitments
Commitments outstanding		$ 304,564	1,897,462
Purchase obligations under "take or pay" arrangements
2013				347,833	2,167,035
2014				383,449	2,388,923
2015				423,905	2,640,972
2016				409,401	2,550,609
2017				404,356	2,519,181
Thereafter				791,908	4,933,664
Total purchase obligation				$ 2,760,852	17,200,384	$ 1,547,533	9,641,287
Number of Chinese photovoltaic panel manufacturers against whom antitrust suit was filled	2